Right-of-Use Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets, Net [Abstract]
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets, net	Right-of-use assets, net
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets, net	Right-of-use assets, net
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Lease liabilities	Lease liabilities
Impairment losses